Condensed consolidating financial statements - Condensed Consolidating Cash Flow Statement (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	£ 2,288	£ 3,858	£ 10,295
Net cash generated from/(used in) investing activities	(208)	(285)	(1,021)
Net cash generated from/(used in) financing activities	(1,968)	(4,493)	(9,630)
Net cash flows from/(used in) operating, investing and financing activities	112	(920)	(356)
Differences on exchange	(54)	(148)	(138)
Increase/(decrease) in net cash and cash equivalents in the period	58	(1,068)	(494)
Net cash and cash equivalents at period end	2,386	1,754	2,328
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	2,288	3,858
Net cash generated from/(used in) investing activities	(208)	(285)
Net cash generated from/(used in) financing activities	(1,968)	(4,493)
Net cash flows from/(used in) operating, investing and financing activities	112	(920)
Differences on exchange	(54)	(148)
Increase/(decrease) in net cash and cash equivalents in the period	58	(1,068)
Net cash and cash equivalents at 1 January	2,328	2,822	2,822
Net cash and cash equivalents at period end	2,386	1,754
Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	2,288	3,858
Net cash generated from/(used in) investing activities	(208)	(285)
Net cash generated from/(used in) financing activities	(1,968)	(4,493)
Net cash flows from/(used in) operating, investing and financing activities	112	(920)
Differences on exchange	(54)	(148)
Increase/(decrease) in net cash and cash equivalents in the period	58	(1,068)
Net cash and cash equivalents at 1 January	2,328	2,822	2,822
Net cash and cash equivalents at period end	2,386	1,754
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(112)	(47)
Net cash generated from/(used in) investing activities	84	103
Net cash generated from/(used in) financing activities	28	(56)
Net cash and cash equivalents at 1 January	6	5	5
Net cash and cash equivalents at period end	6	5
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(112)	(47)
Net cash generated from/(used in) investing activities	84	103
Net cash generated from/(used in) financing activities	28	(56)
Net cash and cash equivalents at 1 January	6	5	5
Net cash and cash equivalents at period end	6	5
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	2,436	3,781
Net cash generated from/(used in) investing activities	(2,505)	(2,253)
Net cash generated from/(used in) financing activities	(1,009)	(1,909)
Net cash flows from/(used in) operating, investing and financing activities	(1,078)	(381)
Differences on exchange	(48)	(168)
Increase/(decrease) in net cash and cash equivalents in the period	(1,126)	(549)
Net cash and cash equivalents at 1 January	2,354	2,142	2,142
Net cash and cash equivalents at period end	1,228	1,593
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	2,436	3,782
Net cash generated from/(used in) investing activities	(2,505)	(2,252)
Net cash generated from/(used in) financing activities	(1,009)	(1,817)
Net cash flows from/(used in) operating, investing and financing activities	(1,078)	(287)
Differences on exchange	(48)	(168)
Increase/(decrease) in net cash and cash equivalents in the period	(1,126)	(455)
Net cash and cash equivalents at 1 January	2,354	2,142	2,142
Net cash and cash equivalents at period end	1,228	1,687
Reportable Legal Entities | BATCAP | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(2)	(221)
Net cash generated from/(used in) investing activities	377	572
Net cash generated from/(used in) financing activities	445	(471)
Net cash flows from/(used in) operating, investing and financing activities	820	(120)
Differences on exchange	14	(2)
Increase/(decrease) in net cash and cash equivalents in the period	834	(122)
Net cash and cash equivalents at 1 January	9	122	122
Net cash and cash equivalents at period end	843
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(43)	34
Net cash generated from/(used in) investing activities	253	258
Net cash generated from/(used in) financing activities	75	(838)
Net cash flows from/(used in) operating, investing and financing activities	285	(546)
Differences on exchange	(20)	22
Increase/(decrease) in net cash and cash equivalents in the period	265	(524)
Net cash and cash equivalents at 1 January	(35)	556	556
Net cash and cash equivalents at period end	230	32
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		1
Net cash generated from/(used in) investing activities		1
Net cash generated from/(used in) financing activities		(2)
Reportable Legal Entities | BATNF and RAI | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(103)	264
Net cash generated from/(used in) investing activities	1,655	1,171
Net cash generated from/(used in) financing activities	(1,552)	(1,436)
Net cash flows from/(used in) operating, investing and financing activities		(1)
Increase/(decrease) in net cash and cash equivalents in the period		(1)
Net cash and cash equivalents at 1 January		2	2
Net cash and cash equivalents at period end		1
Reportable Legal Entities | BATCAP, Issuer/ Subsidiary guarantor | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(2)	(221)
Net cash generated from/(used in) investing activities	377	572
Net cash generated from/(used in) financing activities	445	(471)
Net cash flows from/(used in) operating, investing and financing activities	820	(120)
Differences on exchange	14	(2)
Increase/(decrease) in net cash and cash equivalents in the period	834	(122)
Net cash and cash equivalents at 1 January	9	122	122
Net cash and cash equivalents at period end	843
Reportable Legal Entities | Issuer Or Subsidiary Guarantor B A T I F | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(43)	34
Net cash generated from/(used in) investing activities	253	258
Net cash generated from/(used in) financing activities	75	(838)
Net cash flows from/(used in) operating, investing and financing activities	285	(546)
Differences on exchange	(20)	22
Increase/(decrease) in net cash and cash equivalents in the period	265	(524)
Net cash and cash equivalents at 1 January	(35)	556	556
Net cash and cash equivalents at period end	230	32
Reportable Legal Entities | BATNF & RAI, Subsidiary guarantors | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(103)	264
Net cash generated from/(used in) investing activities	1,655	1,171
Net cash generated from/(used in) financing activities	(1,552)	(1,436)
Net cash flows from/(used in) operating, investing and financing activities		(1)
Increase/(decrease) in net cash and cash equivalents in the period		(1)
Net cash and cash equivalents at 1 January		2	2
Net cash and cash equivalents at period end		1
Eliminations | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	112	46
Net cash generated from/(used in) investing activities	(72)	(137)
Net cash generated from/(used in) financing activities	45	219
Net cash flows from/(used in) operating, investing and financing activities	85	128
Increase/(decrease) in net cash and cash equivalents in the period	85	128
Net cash and cash equivalents at 1 January	(6)	(5)	(5)
Net cash and cash equivalents at period end	79	123
Eliminations | Shelf Registration Statement
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	112	46
Net cash generated from/(used in) investing activities	(72)	(137)
Net cash generated from/(used in) financing activities	45	125
Net cash flows from/(used in) operating, investing and financing activities	85	34
Increase/(decrease) in net cash and cash equivalents in the period	85	34
Net cash and cash equivalents at 1 January	(6)	(5)	(5)
Net cash and cash equivalents at period end	79	29
SEC Regulation S-X 3-10
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	2,288	3,858
Net cash generated from/(used in) investing activities	(208)	(285)
Net cash generated from/(used in) financing activities	(1,968)	(4,493)
Net cash flows from/(used in) operating, investing and financing activities	112	(920)
Differences on exchange	(54)	(148)
Increase/(decrease) in net cash and cash equivalents in the period	58	(1,068)
Net cash and cash equivalents at 1 January	2,328	2,822	2,822
Net cash and cash equivalents at period end	2,386	1,754
SEC Regulation S-X 3-10 | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(112)	(47)
Net cash generated from/(used in) investing activities	84	103
Net cash generated from/(used in) financing activities	28	(56)
Net cash and cash equivalents at 1 January	6	5	5
Net cash and cash equivalents at period end	6	5
SEC Regulation S-X 3-10 | Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(167)	1,497
Net cash generated from/(used in) investing activities	1,483	827
Net cash generated from/(used in) financing activities	(1,316)	(2,325)
Net cash flows from/(used in) operating, investing and financing activities		(1)
Increase/(decrease) in net cash and cash equivalents in the period		(1)
Net cash and cash equivalents at 1 January		2	2
Net cash and cash equivalents at period end		1
SEC Regulation S-X 3-10 | Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(103)	264
Net cash generated from/(used in) investing activities	1,655	1,171
Net cash generated from/(used in) financing activities	(1,552)	(1,436)
Net cash flows from/(used in) operating, investing and financing activities		(1)
Increase/(decrease) in net cash and cash equivalents in the period		(1)
Net cash and cash equivalents at 1 January		2	2
Net cash and cash equivalents at period end		1
SEC Regulation S-X 3-10 | Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(8)
Net cash generated from/(used in) investing activities	1,528	914
Net cash generated from/(used in) financing activities	(1,528)	(906)
SEC Regulation S-X 3-10 | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	2,556	2,096
Net cash generated from/(used in) investing activities	(164)	(224)
Net cash generated from/(used in) financing activities	(2,835)	(4,299)
Net cash flows from/(used in) operating, investing and financing activities	(443)	(2,427)
Differences on exchange	(54)	(148)
Increase/(decrease) in net cash and cash equivalents in the period	(497)	(2,575)
Net cash and cash equivalents at 1 January	2,328	2,818	2,818
Net cash and cash equivalents at period end	1,831	243
SEC Regulation S-X 3-10 | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	114	56
Net cash generated from/(used in) investing activities	(4,794)	(3,076)
Net cash generated from/(used in) financing activities	5,235	4,529
Net cash flows from/(used in) operating, investing and financing activities	555	1,509
Increase/(decrease) in net cash and cash equivalents in the period	555	1,509
Net cash and cash equivalents at 1 January	(6)	(5)	£ (5)
Net cash and cash equivalents at period end	£ 549	£ 1,504